Fair Value Measurements for Assets at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Indemnification assets:
Software cost reimbursement	$ 4,173	$ 6,099	$ 7,113
Expected reimbursement			351
Fair Value, Measurements, Recurring | Level 1
Indemnification assets:
Software cost reimbursement
Expected reimbursement
Fair Value, Measurements, Recurring | Level 2
Indemnification assets:
Software cost reimbursement
Expected reimbursement
Fair Value, Measurements, Recurring | Level 3
Indemnification assets:
Software cost reimbursement	4,173	6,099	7,113
Expected reimbursement			$ 351